37. Financial instruments and risk management (Details 5) R$ in Thousands	Dec. 31, 2017 BRL (R$)
FinancialInstrumentsAndRiskManagementtLineItems [Line Items]
Debt in USD (BNP Paribas, BEI, BOFA, Cisco and KFW)	R$ 579,817
Fair value of the asset side of the swap	579,817
Fair value of the liability side of the swap	(531,489)
Swap result	48,327
Probable Scenario [Member]
FinancialInstrumentsAndRiskManagementtLineItems [Line Items]
Debt in USD (BNP Paribas, BEI, BOFA, Cisco and KFW)	579,817
Fair value of the asset side of the swap	579,817
Fair value of the liability side of the swap	(531,489)
Swap result	48,327
Possible Scenario [Member]
FinancialInstrumentsAndRiskManagementtLineItems [Line Items]
Debt in USD (BNP Paribas, BEI, BOFA, Cisco and KFW)	731,785
Aggregate Debt Variation	151,968
Fair value of the asset side of the swap	731,785
Fair value of the liability side of the swap	(530,824)
Swap result	200,961
Aggregate Swap Variation	152,633
Final result	665
Remote Scenario [Member]
FinancialInstrumentsAndRiskManagementtLineItems [Line Items]
Debt in USD (BNP Paribas, BEI, BOFA, Cisco and KFW)	886,481
Aggregate Debt Variation	306,664
Fair value of the asset side of the swap	886,481
Fair value of the liability side of the swap	(530,387)
Swap result	356,094
Aggregate Swap Variation	307,767
Final result	R$ 1,103